Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.
Unaudited Interim Financial Information
The accompanying condensed consolidated balance sheet as of March 31, 2026, and the condensed consolidated statements of operations and comprehensive loss, convertible preferred stock and stockholders’ deficit, and cash flows for the three months ended March 31, 2026 and 2025 (collectively referred to as the “condensed consolidated financial statements”), and the financial data and other financial information disclosed in the notes to the condensed consolidated financial statements are unaudited. The unaudited condensed consolidated financial statements have been prepared on a basis consistent with the Company’s audited annual financial statements and, in the opinion of management, reflect all adjustments, consisting solely of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of March 31, 2026 and the results of its operations for the three months ended March 31, 2026 and 2025. The results for the three months ended March 31, 2026 are not necessarily indicative of results to be expected for the full year ending December 31, 2026, any other interim periods, or any future year or period. These condensed consolidated financial statements should be read in conjunction with the Company's audited financial statements for the years ended December 31, 2025 and 2024 included in its Form S-4 filed with the SEC on April 9, 2026.
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Changes in estimates and assumptions are reflected in reported results in the period in which they become known. Actual results could differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. The estimates and assumptions used do not have a material effect on the financial statements for the periods presented.
The Company considers the assumptions and estimates associated with stock-based compensation to have the most significant impact on our financial statements.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Deferred Offering Costs	Deferred offering costs incurred through March 31, 2026 balance sheet date consisted of legal fees and other costs that are directly attributable and incremental to the proposed BCA.
Upon consummation of the Business Combination, deferred offering costs will be offset against the proceeds received and charged against additional paid-in capital. To the extent that net proceeds are insufficient to absorb the full amount of deferred offering costs, the excess will be recognized as an expense in the consolidated statement of operations in the period of closing.
Should the proposed BCA prove to be unsuccessful, deferred costs, as well as additional expenses to be incurred, will be charged to operations.
Accrued Expenses
Accrued Expenses
As part of the process of preparing financial statements, the Company is required to estimate accrued expenses. This process involves identifying services that have been performed on the Company’s behalf and estimating the level of services performed and the associated costs incurred for such services where the Company has not yet been invoiced or otherwise notified of actual cost.
In accruing service fees, the Company estimates the time period over which services will be provided and the level of effort in each period. If the actual timing of the provision of services or the level of effort varies from the estimate, the Company adjusts the accrual accordingly. In the event that the Company does not identify costs that have been incurred or it under or overestimates the level of services performed or the costs of such services, its actual expenses could differ from such estimates. The date on which some services commence, the level of services performed on or before a given date and the cost of such services can be subjective determinations. The Company prepares its estimates based on the facts and circumstances known to it at the time.

Property and Equipment, Net
Property and Equipment, Net
Equipment is stated at cost less accumulated depreciation and amortization. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in the statements of operations and comprehensive loss in the period realized. Repairs and maintenance costs are expensed as incurred. The Company’s equipment is comprised of computer equipment and fitness equipment with an estimated useful life of 3 and 5 years, respectively.

Intangible Assets, Net		The Company annually evaluates the recoverability of the indefinite-lived intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. To test indefinite-lived intangible assets for impairment, the Company first performs a qualitative assessment to determine if it is more likely than not that the carrying amount of each of its indefinite-lived intangible assets exceeds its fair value.
Impairment of Long-lived Assets
Impairment of Long-lived Assets
Long-lived assets such as equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment of the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available.
Related Parties
Related Parties
Entities are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses consist primarily of salaries and benefits and stock-based compensation for personnel in our executive, business development, and administrative functions. General and administrative expenses also include legal fees relating to intellectual property and corporate matters, professional fees for accounting, auditing, tax and consulting services, insurance costs, travel, facility related expenses and other operating costs. General and administrative expenses are expensed as incurred.

Marketing Expenses & Advertising
Marketing Expenses
The Company incurs marketing expenses to promote the Company’s brand, events, initiatives within the global sports and entertainment industry. The Company also includes third-party marketing expenses including market research and marketing consulting.
Advertising
Advertising costs are expensed as incurred and are presented as a component of marketing expenses in the consolidated statements of operations and comprehensive loss.
Athlete Expenses
Athlete Expenses
The Company engages athletes under year-round agreements providing athletes contract and training stipends and incentive bonuses enabling them to focus exclusively on their sport. Athlete costs are expensed as incurred.

Simple Agreements for Future Equity Liabilities
The SAFEs are recorded as a liability in the consolidated balance sheet and the Company records subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred.

The SAFEs are recorded as a liability in the consolidated balance sheet and the Company records subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred.

Fair Value of Financial Instruments & Fair Value of Common Stock
Fair Value of Financial Instruments
FASB ASC 820 “Fair Value Measurements and Disclosures” defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. Current assets and current liabilities qualified as financial instruments, and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization. The three levels are defined as follows:
•Level 1: inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2: inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.
•Level 3: inputs to the valuation methodology are unobservable and significant to the fair value.
As of the balance sheet dates, the estimated fair values of cash and cash equivalents and SAFEs approximated their carrying values due to the short-term nature of these instruments. Cash and cash equivalents (consisting of U.S. Treasury Bills) are classified as Level 1 inputs under the fair value hierarchy, as they are valued based on quoted market prices in active markets and totaled approximately $25.3 million and $4.0 million as of December 31, 2025 and 2024, respectively. The Company’s SAFEs are classified as Level 3 inputs, as their valuation involves significant unobservable inputs and management judgment. For SAFEs raised in December 2025, their fair value as of December 31, 2025 approximated their issuance cost which was $29.7 million; therefore, no remeasurement was required at year-end. Determining which category an asset or liability falls within the hierarchy requires significant judgment, and the Company evaluates the appropriateness of its hierarchy disclosures each reporting period.
During 2024, prior to their conversion, SAFE liabilities were remeasured using Level 3 inputs, resulting in a change in fair value included in the accompanying statements of operations and comprehensive loss.
On March 28, 2025, the Company issued 69,710 convertible Series B preferred shares for $1 million, and warrants to purchase 233,183 common shares at $0.01 per share, and included a side letter providing additional tax-related rights to the investor. The detachable warrants were measured at fair value on using Level 3 inputs. The Company measured the detachable warrants based on the fair value on the date of the grant in order to allocate the proceeds received between the convertible Series B preferred shares and the equity classified warrants in proportion to their respective fair values at issuance.
The Company estimated the fair value of the warrants with an exercise price of $0.01 per share, using the Black-Scholes option-pricing model (“OPM”). This model required the use of assumptions to determine the fair value, including:
•Expected Term—The expected term represents the period that the warrants are expected to be outstanding. The warrants were eligible to be exercised, in whole or in part, at any time for up to 90 days following the issue date.
•Expected Volatility—The Company uses an average historical stock price volatility of comparable public companies that were deemed to be representative of future stock price trends and is approximately 85%.
•Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the expected term of the awards. The risk-free rate for the expected term of the warrants are approximately 4.3%.
•Expected Dividend—The Company has never paid dividends on our common stock and have no plans to pay dividends on the common stock. Therefore, the Company used an expected dividend yield of zero.
Fair Value of Common Stock
Given the absence of a public trading market for the Company’s common stock, the Company utilized methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ Practice Aid: Valuation of Privately Held Company Equity Securities Issued as Compensation to estimate the fair value of its common stock. In determining the fair value, a number of objective and subjective factors were considered, which include factors such as: contemporaneous valuations performed by independent third-party specialists; the prices at which the Company sold shares of its convertible preferred stock to outside investors in arms-length transactions, and the superior rights, preferences, and privileges of the convertible preferred stock relative to the common stock at the time of each sale; the progress of the Company’s business strategy; external market and other conditions affecting the industry.

Convertible Preferred Stock and Issuance Costs
Convertible Preferred Stock and Issuance Costs
The Company’s convertible preferred stock has been classified as temporary equity in the accompanying consolidated balance sheets in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of the Company’s control, including liquidation, sale or transfer of control of the Company. The Company’s convertible preferred stock issuance costs of $0.1 million for Series B and $0.1 million for Series A incurred within the years ended December 31, 2025 and 2024, respectively, are treated as a reduction in proceeds and recorded as a reduction to the carrying value of the convertible preferred stock.
Stock-Based Compensation Expense
Stock-Based Compensation Expense
The Company measures stock-based awards granted to employees and nonemployees based on the fair value on the date of the grant and recognizes stock-based compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective award. The Company applies the straight-line method of expense recognition to all awards with only service-based vesting conditions and accounts for forfeitures as they occur.
The Company estimates the fair value of each stock option grant on the date of grant using the Black-Scholes OPM. This model requires the use of assumptions to determine the fair value of stock-based awards, including:
•Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term, due to the limited history to estimate expected term, which is based on the average of the time-to-vesting and the contractual life of the options.
•Expected Volatility—The Company uses an average historical stock price volatility of comparable pre-revenue public companies that were deemed to be representative of future stock price trends. The Company continues to utilize comparable public companies as part of this process as there is not sufficient trading history for the common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of the Company’s stock price becomes available.
•Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the expected term of the awards.
•Expected Dividend—The Company has never paid dividends on common stock and have no plans to pay dividends on the common stock. Therefore, the Company used an expected dividend yield of zero.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
A valuation allowance is recorded against deferred tax assets when, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Income tax amounts are therefore recognized for all situations where the likelihood of realization is greater than 50%. Changes in recognition or measurement are reflected in income tax expense in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in income tax expense.

Segment Information
Segment information
Operating segments are defined as components of an enterprise for which discrete financial information is regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing operating performance. The CODM is the Company’s Chief Executive Officer. The measure of segment assets is reported on the consolidated balance sheet as total assets.
The CODM relies on the consolidated financial statements and net loss as presented within this report to evaluate the Company’s financial performance and make key operating decisions. The Company is in an early stage of development, focused on capital raising. Management oversees operations as a single segment for the purposes of allocating resources, assessing performance, and making operating decisions. The key area of focus for the Company’s CODM for allocation of resources is the cash used in operations. These consolidated financial statements provide a comprehensive view of the Company’s overall financial condition, including information on expenses, assets and liabilities. The significant expense categories are consistent with those presented on the face of the consolidated statements of operations and comprehensive loss. The CODM does not receive or use any other segmented or disaggregated financial or any significant expense information for decision making purposes.

Basic and Diluted Net Loss Per Share
Basic and Diluted Net Loss Per Share
The Company calculates basic net loss per share by dividing the net loss by the weighted average number of common shares outstanding during the period, without consideration of potential dilutive securities. Diluted net loss per share is computed by dividing the net loss by the sum of the weighted average number of common shares outstanding during the period plus the dilutive effects of potentially dilutive securities outstanding during the period. Potentially dilutive securities include the Company’s SAFEs and convertible preferred shares. The dilutive effect of convertible preferred shares is calculated using the if-converted method. The Company has generated a net loss for all periods presented, therefore diluted net loss per share is the same as basic net loss per share since the inclusion of potentially dilutive securities would be anti-dilutive. Preferred shareholders do not have a contractual obligation to share in the Company’s losses and are not obligated to fund future losses.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments-Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company adopted ASU 2025-05 effective January 1, 2026 on a prospective basis. The Company has evaluated the provisions of ASU 2025-05 and determined that it currently has no accounts receivable or contract assets within the scope of this standard. Accordingly, the adoption had no effect on the Company's consolidated financial statements.
In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810)-Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”), which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied prospectively. The Company has elected to early adopt ASU 2025-03 as of September 30, 2025. The adoption of ASU 2025-03 will not have any retrospective impact to the Company’s condensed consolidated financial statements or disclosures.
In November 2024, the FASB issued ASU No. 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” which includes amendments that require disclosure in the notes to condensed consolidated financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods beginning September 1, 2027, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.

Recently Issued Accounting Pronouncements
In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810)-Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”), which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied prospectively. The Company has elected to early adopt ASU 2025-03 as of September 30, 2025. The adoption of ASU 2025-03 will not have any retrospective impact to the Company’s consolidated financial statements or disclosures.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses which includes amendments that require disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods beginning September 1, 2027, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.
In December 2023, the FASB issued ASU No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency and usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2025, on a prospective basis. The Company has adopted this standard as of December 31, 2025 and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new requirements.